Prospectus

March 1, 2008

(as revised May 15, 2008)

Equity Funds

Domestic Equity

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

International Equity

Harbor International Fund

Harbor International Growth Fund

Harbor Global Value Fund

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Overview of Funds

The Funds’ Investment Styles

Each Harbor fund has its own investment style. A portfolio of equity securities provides a certain style based on the stocks’ growth or value characteristics and their market capitalizations. These “style boxes” show you each Harbor fund’s principal investment style.

Domestic Equity

Legend:

HCAF	Harbor Capital Appreciation Fund
HMCGF	Harbor Mid Cap Growth Fund
HSCGF	Harbor Small Cap Growth Fund
HSCoGF	Harbor Small Company Growth Fund
HLCVF	Harbor Large Cap Value Fund
HMCVF	Harbor Mid Cap Value Fund
HSCVF	Harbor Small Cap Value Fund
HSMVF	Harbor SMID Value Fund

International Equity

HIF	Harbor International Fund
HIGF	Harbor International Growth Fund
HGVF	Harbor Global Value Fund

Who May Want to Invest in the Harbor Funds

The Harbor equity funds may be an appropriate investment for investors:

■	With a long-term time horizon and no need for current income.
■	Willing to tolerate more risk than fixed income investments.

■	Willing to assume the risk of changes in the value of common stocks and, in the case of the international and global equity funds, the risks of investing in foreign markets.

What is the Role of Harbor Capital Advisors

Harbor Capital Advisors, Inc., a registered investment adviser, is the sponsor and the investment adviser of the Harbor family of no-load mutual funds. Each Harbor fund has different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., a financial services company headquartered in Rotterdam, The Netherlands Harbor Capital Advisors, Inc. selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the funds.

Fixed income funds managed by Harbor Capital Advisors, Inc. are offered by means of a separate prospectus. To obtain a prospectus for these fixed income funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

You Should Know

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ trustees may change a fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement with any subadviser not affiliated with Harbor Capital Advisors, Inc.

Risk/Return Summary — Domestic Equity

HARBOR CAPITAL APPRECIATION FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Mid to large cap growth stocks.

SUBADVISER

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Spiros Segalas

Portfolio Manager (since 1990)

Jennison has subadvised the fund since 1990.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and which the subadviser considers to have above average prospects for growth.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the fund’s portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the fund’s portfolio, the subadviser looks for companies that it believes have the following financial characteristics:

■	Superior absolute and relative earnings growth
■	Superior sales growth, improving sales momentum and high levels of unit growth
■	High or improving profitability
■	Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the subadviser, are attractively valued relative to their growth prospects.

The subadviser focuses on stocks of companies that it believes have distinct attributes such as:

■	Strong market position with a defensible franchise
■	Unique marketing competence
■	Strong research and development leading to superior new product flow
■	Capable and disciplined management

The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the fund’s portfolio are those the subadviser expects to maintain or achieve above average earnings growth. The fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	30.01%	4th/1998

Worst	–19.53%	3rd/2001

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of widely recognized, unmanaged indices of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Ten Years
Capital Appreciation Fund
Institutional Class
Return Before Taxes	12.25%	13.32%	5.83%
Return After Taxes on Distributions	12.19%	13.28%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares	8.03%	11.69%	4.91%
Administrative Class[1]
Return Before Taxes	11.98%	13.09%	5.60%
Investor Class[1]
Return Before Taxes	11.83%	12.85%	5.39%
Comparative Indices
Russell 1000® Growth	11.81%	12.10%	3.83%
(reflects no deduction for fees, expenses or taxes)
S&P 500	5.49%	12.83%	5.91%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity

HARBOR CAPITAL APPRECIATION FUND

INSTITUTIONAL CLASS

Fund#: 012

Cusip: 411511504

Ticker: HACAX

Inception Date: 12-29-1987

ADMINISTRATIVE CLASS

Fund#: 212

Cusip: 411511827

Ticker: HRCAX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 412

Cusip: 411511819

Ticker: HCAIX

Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing the fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.07%	0.08%	0.20%

Total annual fund operating expenses[1]	0.67%	0.93%	1.05%
[1]

Because the adviser voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2007 were 0.66% for the Institutional Class, 0.92% for the Administrative Class, and 1.04% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$68	$214	$373	$835

Administrative Class	$95	$296	$515	$1,143

Investor Class	$107	$334	$579	$1,283

Risk/Return Summary — Domestic Equity

HARBOR MID CAP GROWTH FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Mid cap companies with significant capital appreciation potential.

SUBADVISER

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Michael T. Carmen, CFA, CPA

Portfolio Manager (since 2005)

Mario E. Abularach, CFA

Equity Research Analyst (since 2006)

Wellington Management has subadvised the fund since September 20, 2005.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2007, the range of the Index was $0.6 billion to $42.1 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential investment in the fund’s portfolio.

In analyzing companies for investment, the subadviser looks for, among other things, companies that it believes have:

■	Strong earnings growth
■	Improving operating trends
■	Competitive advantages such as a superior management team
■	Attractive relative value within the context of a security’s primary trading market

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year since its inception.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	30.25%	4th/2001

Worst	–34.77%	3rd/2001

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Life of Fund (11-01-2000)
Mid Cap Growth Fund
Institutional Class
Return Before Taxes	23.17%	21.26%	1.42%
Return After Taxes on Distributions	21.65%	20.55%	1.00%
Return After Taxes on Distributions and Sale of Fund Shares	15.60%	18.68%	1.08%
Administrative Class[1]
Return Before Taxes	22.99%	21.12%	1.28%
Investor Class[1]
Return Before Taxes	22.57%	20.93%	1.17%
Comparative Index
Russell Midcap® Growth	11.43%	17.90%	1.18%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity

HARBOR MID CAP GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 019

Cusip: 411511876

Ticker: HAMGX

Inception Date: 11-01-2000

ADMINISTRATIVE CLASS

Fund#: 219

Cusip: 411511793

Ticker: HRMGX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 419

Cusip: 411511785

Ticker: HIMGX

Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Mid cap risk: The fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks causing the fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Portfolio turnover risk: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.16%	0.16%	0.29%

Total annual fund operating expenses[1]	0.91%	1.16%	1.29%
[1]

Because the adviser voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2007 were 0.89% for the Institutional Class, 1.14% for the Administrative Class, and 1.27% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$93	$290	$504	$1,120

Administrative Class	$118	$368	$638	$1,409

Investor Class	$131	$409	$708	$1,556

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP GROWTH FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Small cap growth stocks demonstrating consistent or accelerating earnings growth.

SUBADVISER

Westfield Capital Management Company LLC

One Financial Center

Boston, MA 02111

William Muggia

Lead Portfolio Manager (since 2000)

Arthur Bauernfeind

Portfolio Manager (since 2000)

Ethan Meyers

Portfolio Manager (since 2000)

Scott Emerman

Portfolio Manager (since 2002)

Westfield has subadvised the fund since its inception in 2000.

Harbor Small Cap Growth Fund is closed to new investors.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index provided that if the upper end of the capitalization range of that Index falls below $2.5 billion we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2007, the range of the Index was $47.0 million to $8.4 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom-up approach by first identifying companies that meet the subadviser’s strict fundamental criteria and then performing a qualitative review on each identified company to select companies for investment in the fund’s portfolio. This means that the subadviser’s individual stock selections primarily determine the fund’s sector weightings. The subadviser’s research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the fund’s portfolio, the subadviser looks for companies that it believes possess the following characteristics:

■	Accelerating earnings growth
■	Strong balance sheet
■	Attractive valuation as measured by price/earnings to growth ratio

In addition, the subadviser prefers companies that it believes possess the following qualitative characteristics:

■	Superior company management
■	Significant insider ownership
■	Unique market position and broad market opportunities
■	Solid financial controls and accounting

The fund normally expects to invest in approximately 60 to 70 companies. Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year since its inception.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	21.54%	2nd/2003

Worst	–18.40%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Life of Fund (11-01-2000)
Small Cap Growth Fund
Institutional Class
Return Before Taxes	13.64%	16.39%	8.79%
Return After Taxes on Distributions	11.32%	15.13%	7.96%
Return After Taxes on Distributions and Sale of Fund Shares	11.87%	14.33%	7.63%
Administrative Class[1]
Return Before Taxes	13.39%	16.14%	8.56%
Investor Class[1]
Return Before Taxes	13.27%	15.95%	8.44%
Comparative Index
Russell 2000® Growth	7.05%	16.50%	2.33%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 010

Cusip: 411511868

Ticker: HASGX

Inception Date: 11-01-2000

ADMINISTRATIVE CLASS

Fund#: 210

Cusip: 411511769

Ticker: HRSGX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 410

Cusip: 411511777

Ticker: HISGX

Inception Date: 11-01-2002

Harbor Small Cap Growth Fund is closed to new investors.

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Small cap risk: The fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks causing the fund to underperform other equity funds that focus on mid or large cap stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.09%	0.08%	0.21%

Total annual fund operating expenses[1]	0.84%	1.08%	1.21%
[1]

Because the adviser voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2007 were 0.82% for the Institutional Class, 1.07% for the Administrative Class, and 1.20% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$86	$268	$466	$1,037

Administrative Class	$110	$343	$595	$1,317

Investor Class	$123	$384	$665	$1,466

Risk/Return Summary — Domestic Equity

HARBOR SMALL COMPANY GROWTH FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Small cap growth stocks demonstrating consistent or accelerating earnings growth.

SUBADVISER

NorthPointe Capital LLC

101 West Big Beaver Road

Suite 745

Troy, MI 48084

Carl Wilk, CFP

Portfolio Manager (since 2006)

NorthPointe has subadvised the fund since its inception in 2006.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper end of the capitalization range of that Index falls below $2.5 billion we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2007, the range of the Index was $27.0 million to $8.4 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser utilizes a combination of quantitative analysis and fundamental research to identify companies that the subadviser believes have a proven, consistent track record and a sustainable competitive advantage.

In selecting stocks for the fund’s portfolio, the subadviser looks for companies that it believes have strong fundamentals, including:

■	strong management team
■	solid balance sheet
■	attractive valuations

The subadviser then looks for catalysts that it believes may accelerate future earnings growth, such as:

■	development of new products, technology or markets
■	formation of a new management team
■	rising earnings and/or margins

The subadviser seeks to control overall risk in the portfolio by maintaining a portfolio of typically between 60 to 80 companies and by employing a disciplined sell strategy. This strategy involves trimming or selling positions when a stock does not meet the subadviser’s expectations, it reaches or exceeds the subadviser’s valuation targets or the subadviser identifies more attractive investment alternatives.

The fund may invest without limit in equity securities of small cap companies purchased in initial public offerings (“IPOs”) although there can be no assurance that the fund will have meaningful access to IPOs.

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80%, of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year since its inception.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	7.74%	2nd/2007

Worst	–6.79%	4th/2007

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Life of Fund (02-01-2006)
Small Company Growth Fund
Institutional Class
Return Before Taxes	2.71%	N/A	3.51%
Return After Taxes on Distributions	0.91%	N/A	2.56%
Return After Taxes on Distributions and Sale of Fund Shares	2.07%	N/A	2.51%
Administrative Class
Return Before Taxes	2.43%	N/A	3.20%
Investor Class
Return Before Taxes	2.33%	N/A	3.10%
Comparative Index
Russell 2000® Growth	7.05%	16.50%	5.43%
(reflects no deduction for fees, expenses or taxes)

Risk/Return Summary — Domestic Equity

HARBOR SMALL COMPANY GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 026

Cusip: 411511496

Ticker: HGSCX

Inception Date: 02-01-2006

ADMINISTRATIVE CLASS

Fund#: 226

Cusip: 411511470

Ticker: HSGRX

Inception Date: 02-01-2006

INVESTOR CLASS

Fund#: 426

Cusip: 411511488

Ticker: HSGIX

Inception Date: 02-01-2006

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value.

Growth style risk: Over time, a growth investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Small cap risk: The fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks causing the fund to underperform other equity funds that focus on mid or large cap stocks.

Initial public offering risk: The fund may have limited access to IPOs and may not be able to buy any or as many shares as it would like at the IPO price. The price of shares purchased in an IPO can be significantly more volatile than the price of shares of stocks with an established trading history. The price of shares purchased in an IPO can experience significant and sudden price drops.

Portfolio turnover risk: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees
(fees paid directly from your investment)	None	None	None

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.86%	0.86%	0.98%
Acquired fund fees and expenses[1]	0.10%	0.10%	0.10%

Total annual fund operating expenses	1.71%	1.96%	2.08%
Waiver due to contractual expense limitation (until 02-28-2009)	0.74%	0.74%	0.74%

Net annual fund operating expenses[2]	0.97%	1.22%	1.34%
[1]

The acquired fund fees and expenses (“AFFE”) are the expenses indirectly incurred by the fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles. Because these costs are indirect, the total annual fund operating expenses in this fee table will not correlate to the expense ratio shown in the fund’s financial highlights table because that ratio does not include the AFFE.

[2]

The adviser has contractually agreed to limit the fund’s annual fund operating expenses (exclusive of the AFFE) to 0.87%, 1.12% and 1.24%, respectively for the Institutional, Administrative and Investor class shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$99	$467	$859	$1,958

Administrative Class	$124	$544	$989	$2,226

Investor Class	$136	$580	$1,051	$2,352

Risk/Return Summary — Domestic Equity

HARBOR LARGE CAP VALUE FUND

INVESTMENT GOAL

Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Large cap value stocks.

SUBADVISER

Cohen & Steers Capital Management, Inc.

280 Park Avenue

10 th Floor

New York, NY 10017

Richard E. Helm, CFA

Portfolio Manager (since 2007)

Cohen & Steers has subadvised the Fund since June 19, 2007.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2007, the range of the Index was $0.5 billion to $527.8 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies for investment that the subadviser believes are undervalued. The subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the subadviser believes will deliver superior capital appreciation and income over the long term. The subadviser generally expects to hold a diversified portfolio of 60 to 80 companies.

The subadviser seeks to invest in companies that it believes:

■	Maintain competitive positions within their industries
■	Have strong company management implementing a solid business model
■	Generate attractive and sustainable cash flow
■	Have a commitment to dividends and dividend growth
■	Trade at prices below their future valuation targets

Under normal market conditions, the subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index’s sector weighting or 40% of the total portfolio, whichever is lower. Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	15.81%	2nd/2003

Worst	–19.06%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Ten Years
Large Cap Value Fund
Institutional Class
Return Before Taxes	6.13%	13.77%	6.85%
Return After Taxes on Distributions	–4.59%	11.20%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.04%	11.39%	4.88%
Administrative Class[1]
Return Before Taxes	5.86%	13.57%	6.62%
Investor Class[1]
Return Before Taxes	5.68%	13.29%	6.40%
Comparative Index
Russell 1000® Value	–0.17%	14.63%	7.68%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity

HARBOR LARGE CAP VALUE FUND

INSTITUTIONAL CLASS

Fund#: 013

Cusip: 411511603

Ticker: HAVLX

Inception Date: 12-29-1987

ADMINISTRATIVE CLASS

Fund#: 213

Cusip: 411511751

Ticker: HRLVX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 413

Cusip: 411511744

Ticker: HILVX

Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing the fund to underperform other equity funds that focus on small or mid cap stocks.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees
(fees paid directly from your investment)	None	None	None

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.12%	0.13%	0.24%

Total annual fund operating expenses[1]	0.72%	0.98%	1.09%
[1]

Because the adviser voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2007 were 0.68% for the Institutional Class, 0.93% for the Administrative Class, and 1.06% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$74	$230	$401	$894

Administrative Class	$100	$312	$542	$1,201

Investor Class	$111	$347	$601	$1,329

Risk/Return Summary — Domestic Equity

HARBOR MID CAP VALUE FUND

INVESTMENT GOAL

Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers.

SUBADVISER

LSV Asset Management

1 North Wacker Drive

Chicago, IL 60606

Josef Lakonishok, Ph.D.

Portfolio Manager (since 2004)

Menno Vermeulen, CFA

Portfolio Manager (since 2004)

Puneet Mansharamani

Portfolio Manager (since 2006)

LSV has subadvised the fund since September 30, 2004.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the subadviser’s opinion, are out of favor (undervalued) in the market place at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index provided that if the upper end of the capitalization range of that Index falls below $15 billion we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2007, the range of the Index was $0.5 billion to $42.1 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

■	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,
■	indicators of past negative market sentiment, such as poor past stock price performance,
■	indicators of recent momentum, such as high recent stock price performance, and
■	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year since its inception.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	15.30%	2nd/2003

Worst	–20.28%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Life of Fund (03-01-2002)
Mid Cap Value Fund
Institutional Class
Return Before Taxes	–6.52%	10.98%	6.69%
Return After Taxes on Distributions	–7.44%	10.17%	6.02%
Return After Taxes on Distributions and Sale of Fund Shares	–3.44%	9.42%	5.67%
Administrative Class[1]
Return Before Taxes	–6.73%	10.84%	6.55%
Investor Class[1]
Return Before Taxes	–6.89%	10.72%	6.46%
Comparative Index
Russell Midcap® Value	–1.42%	17.92%	12.67%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity

HARBOR MID CAP VALUE FUND

INSTITUTIONAL CLASS

Fund#: 023

Cusip: 411511835

Ticker: HAMVX

Inception Date: 03-01-2002

ADMINISTRATIVE CLASS

Fund#: 223

Cusip: 411511728

Ticker: HRMVX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 423

Cusip: 411511736

Ticker: HIMVX

Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Mid cap risk: The fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks causing the fund to underperform other equity funds that focus on small or large cap stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees
(fees paid directly from your investment)	None	None	None

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.27%	0.27%	0.41%

Total annual fund operating expenses[1]	1.02%	1.27%	1.41%
[1]

Because the adviser has voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ending October 31, 2007 were 0.95% for the Institutional Class, 1.19% for the Administrative Class, and 1.33% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$104	$325	$563	$1,248

Administrative Class	$129	$403	$697	$1,534

Investor Class	$144	$446	$771	$1,691

Risk/Return Summary — Domestic Equity

HARBOR SMID VALUE FUND

INVESTMENT GOAL

Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Small to mid cap value stocks.

SUBADVISER

Evercore Asset Management, LLC 55 East 52nd Street New York, NY 10055

Andrew Moloff

Portfolio Manager (since 2007)

Greg Sawers

Portfolio Manager (since 2007)

Evercore has subadvised the fund since its inception in 2007.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, of small and mid capitalization companies. We define small and mid cap companies as those with market capitalizations that fall within the range of the Russell 2500TM Value Index. As of December 31, 2007, the range of the Index was $27.0 million to $7.7 billion, but it is expected to change frequently.

The subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The subadviser seeks to benefit from those investment opportunities by developing, through, disciplined, fundamental bottom-up research, an assessment of a company’s intrinsic value. The subadviser employs a long-term perspective when determining a company’s intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company’s business. The subadviser constructs a portfolio of undervalued companies for the fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the fund’s capitalization range based on the subadviser’s estimate of the long-term normalized earning power of each company. The subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

■	Have a compelling valuation relative to their long-term normalized earnings power
■	Show attractive valuations as a result of market overreactions to near-term events
■	Have an understandable business model and realistic plan to improve the business
■	Show an emerging competitive advantage

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of smaller cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders. The fund expects to invest in approximately 40 to 60 companies. In general, the fund stays fully invested in stocks and does not try to time the market.

FUND PERFORMANCE

Because the fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. See page 31 for information relating to the subadviser.

Risk/Return Summary — Domestic Equity

HARBOR SMID VALUE FUND

INSTITUTIONAL CLASS

Fund#: 028

Cusip: 411511421

Ticker: HASMX

Inception Date: 05-01-2007

ADMINISTRATIVE CLASS

Fund#: 228

Cusip: 411511439

Ticker: HRSMX

Inception Date: 05-01-2007

INVESTOR CLASS

Fund#: 428

Cusip: 411511413

Ticker: HISMX

Inception Date: 05-01-2007

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Smaller cap risk: The fund’s performance may be more volatile because it invests primarily in smaller cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks causing the fund to underperform other equity funds that focus on mid or large cap stocks.

Limited issuers risk: Because the fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	2.86%	2.84%	2.96%

Total annual fund operating expenses	3.61%	3.84%	3.96%
Waiver due to contractual expense limitation (until 02-28-2009)	2.66%	2.64%	2.64%

Net annual fund operating expenses	0.95%	1.20%	1.32%

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$97	$859	$1,642	$3,697

Administrative Class	$120	$927	$1,752	$3,901

Investor Class	$132	$962	$1,809	$4,006

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP VALUE FUND

INVESTMENT GOAL

Long-term total return.

PRINCIPAL STYLE CHARACTERISTICS

Small cap value stocks.

SUBADVISER

EARNEST Partners LLC

1180 Peachtree Street NE

Suite 2300

Atlanta, GA 30309

Paul Viera

Portfolio Manager (since 2001)

EARNEST Partners has subadvised the fund since its inception in 2001.

Harbor Small Cap Value Fund is closed to new investors.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper end of the capitalization range of that Index falls below $2.5 billion we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2007, the range of the Index was $27.0 million to $8.4 billion, but it is expected to change frequently.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the subadviser believes are their intrinsic values. The subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the fund’s portfolio. The subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The subadviser employs statistical analysis, designed to seek to limit company specific risk in the fund’s portfolio.

The fund generally expects to invest in approximately 55 to 70 companies. The fund’s sector weightings are a result of, and secondary to, individual stock selections.

Under normal circumstances, the fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies. The fund’s 80% investment policy may not be changed unless the fund provides 60 days advance notice to its shareholders.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year since its inception.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	19.75%	2nd/2003

Worst	–12.06%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Life of Fund (12-14-2001)
Small Cap Value Fund
Institutional Class
Return Before Taxes	–1.44%	16.72%	14.01%
Return After Taxes on Distributions	–2.39%	16.32%	13.68%
Return After Taxes on Distributions and Sale of Fund Shares	0.18%	14.76%	12.39%
Administrative Class[1]
Return Before Taxes	–1.67%	16.55%	13.84%
Investor Class[1]
Return Before Taxes	–1.82%	16.32%	13.66%
Comparative Index
Russell 2000® Value	–9.78%	15.80%	11.46%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.

Risk/Return Summary — Domestic Equity

HARBOR SMALL CAP VALUE FUND

INSTITUTIONAL CLASS

Fund#: 022

Cusip: 411511843

Ticker: HASCX

Inception Date: 12-14-2001

ADMINISTRATIVE CLASS

Fund#: 222

Cusip: 411511710

Ticker: HSVRX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 422

Cusip: 411511694

Ticker: HISVX

Inception Date: 11-01-2002

Harbor Small Cap Value Fund is closed to new investors.

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Small cap risk: The fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks causing the fund to underperform other equity funds that focus on mid or large cap stocks.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees
(fees paid directly from your investment)	None	None	None

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.09%	0.09%	0.22%

Total annual fund operating expenses[1]	0.84%	1.09%	1.22%
[1]

Because the adviser has voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ending October 31, 2007 were 0.83% for the Institutional Class, 1.08% for the Administrative Class, and 1.21% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$86	$268	$466	$1,037

Administrative Class	$111	$347	$601	$1,329

Investor Class	$124	$387	$670	$1,477

Risk/Return Summary — International Equity

HARBOR INTERNATIONAL FUND

INVESTMENT GOAL

Long-term total return, principally from growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

International large cap value oriented stocks.

SUBADVISER

Northern Cross Investments Limited

Clarendon House

2 Church Street

Hamilton, Bermuda HMDX

Hakan Castegren

Portfolio Manager (since 1987)

Northern Cross has subadvised the fund since its inception in 1987.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the fund’s portfolio generally have market capitalizations in excess of $1 billion at the time of purchase.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country’s culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country’s currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the fund’s portfolio.

In selecting stocks for the fund’s portfolio, the subadviser also looks for companies with the following characteristics:

■	Businesses that the subadviser believes offer value
■	Low price/earnings multiples relative to other stocks in each country/industry
■	Above average, long-term earnings expectation not reflected in the price

Under normal circumstances, the fund will invest in a minimum of ten countries throughout the world.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	20.74%	2nd/2003

Worst	–21.25%	3rd/2002

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund’s past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Ten Years
International Fund
Institutional Class
Return Before Taxes	21.82%	26.57%	13.24%
Return After Taxes on Distributions	20.86%	25.88%	12.07%
Return After Taxes on Distributions and Sale of Fund Shares	15.54%	23.69%	11.28%
Administrative Class[1]
Return Before Taxes	21.52%	26.26%	12.96%
Investor Class[1]
Return Before Taxes	21.36%	26.05%	12.77%
Comparative Index
MSCI EAFE[2]	11.17%	21.59%	8.66%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.
[2]	Morgan Stanley Capital International Europe, Australasia, Far East

Risk/Return Summary — International Equity

HARBOR INTERNATIONAL FUND

INSTITUTIONAL CLASS

Fund#: 011

Cusip: 411511306

Ticker: HAINX

Inception Date: 12-29-1987

ADMINISTRATIVE CLASS

Fund#: 211

Cusip: 411511652

Ticker: HRINX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 411

Cusip: 411511645

Ticker: HIINX

Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Foreign securities risk: The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund’s share price will fluctuate more than if the fund invested in domestic issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the fund may lose money as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%	2.00%

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees[2]	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.11%	0.11%	0.24%

Total annual fund operating expenses[3]	0.82%	1.07%	1.20%
[1]

The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

[2]	The contractual rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
[3]

Because the adviser has voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2007 were 0.81% for the Institutional Class, 1.06% for the Administrative Class, and 1.19% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$84	$262	$455	$1,014

Administrative Class	$109	$340	$590	$1,306

Investor Class	$122	$381	$660	$1,455

Risk/Return Summary — International Equity

HARBOR INTERNATIONAL GROWTH FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Foreign companies selected for long-term growth potential.

SUBADVISER

Marsico Capital

Management, LLC

1200 17th Street

Suite 1600

Denver, CO 80202

James Gendelman

Portfolio Manager (since 2004)

Marsico has subadvised the fund since March 1, 2004.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies operating in or economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the United States.

In selecting investments for the fund, the subadviser uses an approach that combines top-down economic analysis with bottom-up stock selection.

The top-down approach takes into consideration such macro-economic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the subadviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The subadviser may reduce or sell a Fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, more attractive investment opportunities appear elsewhere, or for other reasons.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year for the past ten years.

FUND’S BEST AND WORST CALENDAR QUARTERS

(for the past 10 years)

	Total Return	Quarter/Year

Best	25.74%	4th/1999

Worst	–25.54%	1st/2001

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund’s past performance does not necessarily indicate how the fund will perform in the future. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Ten Years
International Growth Fund
Institutional Class
Return Before Taxes	20.53%	20.42%	2.63%
Return After Taxes on Distributions	20.44%	20.42%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares	13.75%	18.25%	2.07%
Administrative Class[1]
Return Before Taxes	20.26%	20.21%	2.42%
Investor Class[1]
Return Before Taxes	20.17%	20.08%	2.27%
Comparative Index
MSCI EAFE[2] Growth	16.45%	19.85%	6.46%
(reflects no deduction for fees, expenses or taxes)
[1]	Based upon performance of the institutional class shares prior to November 1, 2002 and adjusted to reflect higher fees and expenses.
[2]	Morgan Stanley Capital International Europe, Australasia, Far East

Risk/Return Summary — International Equity

HARBOR INTERNATIONAL GROWTH FUND

INSTITUTIONAL CLASS

Fund#: 017

Cusip: 411511801

Ticker: HAIGX

Inception Date: 11-01-1993

ADMINISTRATIVE CLASS

Fund#: 217

Cusip: 411511637

Ticker: HRIGX

Inception Date: 11-01-2002

INVESTOR CLASS

Fund#: 417

Cusip: 411511629

Ticker: HIIGX

Inception Date: 11-01-2002

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Foreign securities risk: The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund’s share price will fluctuate more than if the fund invested in domestic issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the fund may lose money as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Portfolio turnover risk: The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the fund’s performance.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%	2.00%

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.14%	0.13%	0.26%

Total annual fund operating expenses[2]	0.89%	1.13%	1.26%
[1]

The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

[2]

Because the adviser has voluntarily agreed to limit the fund’s operating expenses, the fund’s actual expenses for the fiscal year ended October 31, 2007, were 0.88% for the Institutional Class, 1.12% for the Administrative Class, and 1.25% for the Investor Class. This agreement may be terminated at any time, although the adviser has no present intention to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$91	$284	$493	$1,096

Administrative Class	$115	$359	$622	$1,375

Investor Class	$128	$400	$692	$1,523

Risk/Return Summary — International Equity

HARBOR GLOBAL VALUE FUND

INVESTMENT GOAL

Long-term growth of capital.

PRINCIPAL STYLE CHARACTERISTICS

Companies throughout the world exhibiting strong value characteristics on a relative basis.

SUBADVISER

Pzena Investment Management, LLC

120 West 45th Street

20th Floor

New York, NY 10036

A. Rama Krishna, CFA

Portfolio Manager (since 2006)

John Goetz

Portfolio Manager (since 2006)

Michael Peterson

Portfolio Manager (since 2006)

Pzena Investment Management has subadvised the fund since its inception in 2006.

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. Companies in the fund’s portfolio normally have market capitalizations in excess of $2 billion at the time of purchase. In general, the fund stays fully invested in stocks and does not try to time the market.

The subadviser employs a deep value based investment approach by seeking to identify companies that the subadviser believes are undervalued relative to their long-term earnings power. In selecting securities for the fund’s portfolio, the subadviser first uses a quantitative screening process to rank U.S. and foreign companies from the least to most expensive on the basis of their global price-to-normalized earnings ratios. The subadviser then researches those companies identified as least expensive utilizing fundamental and qualitative analysis to determine whether the problems that caused the company’s earnings shortfall are temporary or permanent. The subadviser selects individual securities for investment only when it believes:

■	the company’s problems are temporary
■	management has a viable strategy to generate earnings recovery
■	there is meaningful downside protection in case the earnings recovery does not materialize.

The fund normally sells a security when the subadviser determines the company stock has reached its target price, the subadviser determines there are more attractive investment opportunities before the stock reaches its target price, there is a material adverse change in the company’s business or the subadviser’s expectations of the company’s earnings growth appear unlikely to be met.

The fund expects to invest in approximately 40 to 60 companies. The fund invests, under normal conditions, in a minimum of five countries, one of which may be the U.S. The fund does not have pre-set targets for investment in any particular country or region. Depending on the subadviser’s assessment of the relative value of the companies identified for potential investment, the fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio. Emerging market exposure is limited to 10% of the fund’s total assets, determined at the time of purchase.

FUND PERFORMANCE

(for the periods ended December 31)

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Class shares from year to year since its inception.

FUND’S BEST AND WORST CALENDAR QUARTERS

(since inception)

	Total Return	Quarter/Year

Best	5.16%	2nd/2007

Worst	–10.27%	4th/2007

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2007)

The table shows how the fund’s average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of global common stock prices. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The fund’s past performance before and after taxes is not necessarily an indication of how the fund will perform in the future.

	One Year	Five Years	Life of Fund (08-07-2006)
Global Value Fund
Institutional Class
Return Before Taxes	–10.84%	N/A	–0.40%
Return After Taxes on Distributions	–10.98%	N/A	–0.62%
Return After Taxes on Distributions and Sale of Fund Shares	–6.70%	N/A	–0.32%
Administrative Class
Return Before Taxes	–11.07%	N/A	–0.69%
Investor Class
Return Before Taxes	–11.21%	N/A	–0.83%
Comparative Index
MSCI World	9.04%	16.96%	15.12%
(reflects no deduction for fees, expenses or taxes)

Risk/Return Summary — International Equity

HARBOR GLOBAL VALUE FUND

INSTITUTIONAL CLASS

Fund#: 027

Cusip: 411511447

Ticker: HAGVX

Inception Date: 08-07-2006

ADMINISTRATIVE CLASS

Fund#: 227

Cusip: 411511454

Ticker: HRGVX

Inception Date: 08-07-2006

INVESTOR CLASS

Fund#: 427

Cusip: 411511462

Ticker: HIGVX

Inception Date: 08-07-2006

PRINCIPAL RISKS

Stocks fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the fund has invested or overall stock markets in which they trade decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, causing the fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The subadviser’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks could be incorrect.

Foreign securities risk: The fund may invest significantly in securities of foreign companies. Because of this, there is a greater risk that the fund’s share price will fluctuate more than if the fund invested solely in domestic issuers. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the fund may lose money as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Smaller cap risk: The fund’s performance may be more volatile because it may invest in smaller cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.

Limited issuer risk: Because the fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the fund’s performance more than if it had invested in a larger number of companies.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

	Institutional Class	Administrative Class	Investor Class

Shareholder fees	None	None	None
(fees paid directly from your investment)
Redemption fee[1]	2.00%	2.00%	2.00%

Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	0.20%	0.26%	0.37%

Total annual fund operating expenses	1.05%	1.36%	1.47%
Waiver due to contractual expense limitation (until 02-28-2009)	0.05%	0.11%	0.10%

Net annual fund operating expenses	1.00%	1.25%	1.37%
[1]

The 2% fee applies to shares redeemed (by selling, by exchanging to another fund, or by application of the accounts with small balances exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the fund. Shares held for 60 days or more are not subject to the 2% fee.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example is based on the fund’s gross total annual operating expenses taking into account the contractual expense limitation (through the first year only) and assumes that:

■	You invest $10,000 in the fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years

Institutional Class	$102	$329	$575	$1,278

Administrative Class	$127	$420	$734	$1,626

Investor Class	$139	$455	$793	$1,749

The Funds’ Investments

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENTS

Equity Securities

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

The Funds’ Investments

INFORMATION ABOUT THE FUNDS’ OTHER INVESTMENTS

Derivative Instruments

Each fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative instrument will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the fund’s portfolio holdings. If a fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make the fund’s portfolio less liquid and harder to value, especially in declining markets.

Temporary Defensive Positions

In response to extraordinary market, economic or political conditions, each fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The international funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

Portfolio Turnover

Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance. Certain funds engage in more active and frequent trading than others. For the fiscal year ended October 31, 2007, the portfolio turnover rates for Harbor Mid Cap Growth Fund, Harbor Large Cap Value Fund and Harbor International Growth Fund, were 107%, 114% and 113%, respectively. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for these funds, the subadvisers believe that the portfolio transactions are in the best interests of shareholders.

The Adviser and Subadvisers

The Adviser

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Funds.

Harbor Capital Advisors, Inc., located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2007, Robeco Groep N.V., through its investment management subsidiaries, had approximately $214.4 billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by Harbor Capital Advisors were approximately $46.8 billion as of December 31, 2007.

Subject to the approval of Harbor Funds’ board of trustees, Harbor Capital Advisors, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each fund. Harbor Capital Advisors also is responsible for overseeing each subadviser and recommending the selection, termination and replacement of subadvisers. The adviser evaluates, and allocates each funds’ assets to, one or more subadvisers.

The adviser also:

■	Seeks to ensure quality control in the subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the funds, Harbor Funds and Harbor Capital Advisors have been granted an order from the SEC permitting the adviser, subject to the approval of Harbor Funds’ board of trustees, to select subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the funds, the adviser administers each fund’s business affairs. For the year ended October 31, 2007, as shown in the table, each fund paid the adviser an advisory fee for these services. The adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain funds for the fiscal year ending October 31, 2008. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to each subadviser out of its own assets. No fund is responsible for paying any portion of the subadvisory fee to the subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Domestic Equity Funds
Harbor Capital Appreciation Fund	0.60%	0.60%
Harbor Mid Cap Growth Fund	0.75%	0.75%
Harbor Small Cap Growth Fund	0.75%	0.75%
Harbor Small Company Growth Fund	0.75%	0.75%
Harbor Large Cap Value Fund	0.60%	0.60%
Harbor Mid Cap Value Fund	0.75%	0.75%
Harbor SMID Value Fund	0.75%	0.75%
Harbor Small Cap Value Fund	0.75%	0.75%
International Equity Funds
Harbor International Fund	0.71%
Up to $12 billion		0.75%
In excess of $12 billion		0.65%
Harbor International Growth Fund	0.75%	0.75%
Harbor Global Value Fund	0.85%	0.85%

A discussion of the factors considered by the board of trustees when approving the investment advisory agreements of the funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each subadviser that also subadvises a portion of the pension plan assets managed by Harbor Capital Advisors has adopted procedures to reasonably ensure fair asset allocation between the respective fund and the pension plan. The objectives and investment styles of each of the Harbor Funds match those segments of the pension plan subadvised by the subadvisers. This allows Harbor Funds to utilize research and other information on a cost effective basis.

Harbor Capital monitors the portfolio managers on an on-going basis to collect and update data about their organizations and performance.

The Adviser and Subadvisers

Wellington Mid Cap Growth Horizons Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Wellington Management Company, LLP (“Wellington Management”), which serves as the subadviser to Harbor Mid Cap Growth Fund. The Wellington Mid Cap Growth Horizons composite is comprised of all fee paying accounts under discretionary management by Wellington Management in Wellington Management’s Mid Cap Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Harbor Mid Cap Growth Fund, Wellington Management has prepared and presented the historical performance shown for the composite in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wellington Management in managing all mid cap growth portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor class shares of Harbor Mid Cap Growth Fund for the fiscal year ended October 31, 2007 were used.

The historical performance of the Mid Cap Growth Horizon composite is not that of any of the Harbor Funds, including Harbor Mid Cap Growth Fund and is not necessarily indicative of any fund’s future results. The Harbor Mid Cap Growth Fund commenced operations on November 1, 2000. Harbor Mid Cap Growth Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, one of the accounts comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the composite, they may have had an adverse affect on the performance results of the composite.

WELLINGTON MID CAP GROWTH COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2007:
Aggressive Mid Cap Growth Composite*	1 Year	3 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	23.10%	17.10%	22.16%	8.75%
Composite net of all Administrative Class operating expenses	22.79	16.80	21.86	8.48
Composite net of all Investor Class operating expenses	22.63	16.65	21.70	8.34
Composite gross of all operating expenses	24.22	18.17	23.28	9.75
Russell Midcap® Growth Index	11.43	11.39	17.90	0.83

	For the Periods Ended December 31:
	2000**	2001	2002	2003	2004	2005	2006	2007
Composite net of all Institutional Class operating expenses	1.99%	–11.20%	–22.79%	42.29%	19.10%	14.95%	13.47%	23.10%
Composite net of all Administrative Class operating expenses	1.82	–11.42	–22.99	41.94	18.80	14.66	13.19	22.79
Composite net of all Investor Class operating expenses	1.73	–11.53	–23.09	41.75	18.64	14.51	13.04	22.63
Composite gross of all operating expenses	2.61	–10.38	–22.09	43.59	20.19	16.00	14.51	24.22
Russell Midcap® Growth Index	–19.31	–20.15	–27.41	42.71	15.48	12.10	10.66	11.43

*	This is not the performance of Harbor Mid Cap Growth Fund. As of December 31, 2007, the Mid Cap Growth Horizon composite was composed of 6 accounts, including the Harbor Mid Cap Growth Fund, totaling approximately $2.9 billion. The inception date of the composite is April 30, 2000.
**	For the period April 30, 2000 to December 31, 2000.

The Adviser and Subadvisers

NorthPointe Capital Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by NorthPointe Capital LLC, which serves as the subadviser to Harbor Small Company Growth Fund. The NorthPointe Capital Small Cap Growth composite is comprised of all fee paying accounts under discretionary management by NorthPointe Capital that have investment objectives, policies and strategies substantially similar to those of the Harbor Small Company Growth Fund. NorthPointe Capital has prepared the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of NorthPointe in managing all small cap growth portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Small Company Growth Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor class shares of Harbor Small Company Growth Fund for the fiscal year ended October 31, 2007 were used.

The historical performance of the NorthPointe Capital Small Cap Growth composite is not that of any of the Harbor Funds, including Harbor Small Company Growth Fund, and is not necessarily indicative of any fund’s future results. The Harbor Small Company Growth Fund commenced operations on February 1, 2006. Harbor Small Company Growth Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, not all of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

NORTHPOINTE CAPITAL’S SMALL CAP GROWTH COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2007:
Small Cap Growth Composite*	2 Years	3 Years	4 Years	5 Years	Since Inception
Composite net of all Institutional Class operating expenses	9.98%	8.50%	9.83%	22.18%	13.85%
Composite net of all Administrative Class operating expenses	9.71	8.24	9.58	21.89	13.58
Composite net of all Investor Class operating expenses	9.58	8.11	9.45	21.75	13.44
Composite gross of all operating expenses	10.92	9.43	10.70	23.20	14.82
Russell 2000® Growth Index	10.15	8.11	9.63	16.51	7.63

	For the Periods Ended December 31:
	2002**	2003	2004	2005	2006	2007
Composite net of all Institutional Class operating expenses	–22.57	68.75%	26.33%	5.61%	17.83%	2.65%
Composite net of all Administrative Class operating expenses	–22.73	68.38	26.03	5.35	17.55	2.40
Composite net of all Investor Class operating expenses	–22.81	68.20	25.89	5.22	17.41	2.28
Composite gross of all operating expenses	–22.02	70.05	27.37	6.52	18.82	3.55
Russell 2000® Growth Index	–28.87	48.54	14.31	4.15	13.34	7.05

*	This is not the performance of the Harbor Small Company Growth Fund. As of December 31, 2007, the Small Cap Growth composite was composed of 40 accounts, including the Harbor Small Company Growth Fund, totaling approximately $986.1 million. The inception date of the Composite was April 1, 2002.
**	For the period April 1, 2002 to December 31, 2002.

The Adviser and Subadvisers

Cohen & Steers U.S. Large Cap Value Composite Performance

Information

The following table presents the past performance of a composite of certain accounts managed by Cohen & Steers Capital Management (“Cohen & Steers”), which serves as the subadviser to Harbor Large Cap Value Fund. The Cohen & Steers U.S. Large Cap Value composite is comprised of all fee paying accounts under discretionary management by Cohen & Steers in Cohen & Steers’ U.S. large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Harbor Large Cap Value Fund, Cohen & Steers has prepared and presented the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Cohen & Steers in managing all large cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor class shares of Harbor Large Cap Value Fund for the fiscal year ended October 31, 2007 were used.

The historical performance of the U.S. Large Cap Value composite is not that of any of the Harbor Funds, including Harbor Large Cap Value Fund and is not necessarily indicative of any fund’s future results. Harbor Large Cap Value Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, certain of the accounts comprising the composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the composite, they may have had an adverse affect on the performance results of the composite.

COHEN & STEERS U.S. LARGE CAP VALUE COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2007:
U.S. Large Cap Value Composite*	1 Year	2 Years	Since Inception
Composite net of all Institutional Class operating expenses	8.50%	14.49%	13.64%
Composite net of all Administrative Class operating expenses	8.22	14.20	13.47
Composite net of all Investor Class operating expenses	8.10	14.07	13.22
Composite gross of all operating expenses	9.28	15.32	14.46
Russell 1000® Value Index	–0.17	13.22	9.58

	For the Periods Ended December 31:
	2005	2006	2007
Composite net of all Institutional Class operating expenses	3.91%	20.87%	8.50%
Composite net of all Administrative Class operating expenses	3.81	20.57	8.22
Composite net of all Investor Class operating expenses	3.74	20.39	8.10
Composite gross of all operating expenses	4.21	21.70	9.28
Russell 1000® Value Index	2.24	22.25	–0.17

*	This is not the performance of Harbor Large Cap Value Fund. As of December 31, 2007, the U.S. Large Cap Value composite was composed of 3 accounts, including the Harbor Large Cap Value Fund, totaling approximately $237.1 million. The inception date of the composite is August 1, 2005, which reflects the date that the Fund’s portfolio manager began managing assets in this strategy for Cohen & Steers after commencing employment with Cohen & Steers. See the next page for information concerning this portfolio manager’s performance prior to his employment with Cohen & Steers.

The Adviser and Subadvisers

Prior Fund

Performance

Information

Prior to commencing his employment with Cohen & Steers, Richard E. Helm, the portfolio manager for the Harbor Large Cap Value Fund served as portfolio manager for WM Advisors, Inc., a registered investment adviser. WM Advisors, Inc. is not affiliated with Cohen & Steers. During that period, he was the portfolio manager for the WM Equity Income Fund, a registered open-end investment company (the “Prior Fund”), which was managed by Mr. Helm in substantially the same manner as he manages the Harbor Large Cap Value Fund. The following table presents the past performance of the Prior Fund for the period of time that the portfolio manager was solely responsible for management of the Fund. The Prior Fund had investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. The performance shown for the Prior Fund is that of its Class A shares, which is the class of shares with a Rule 12b-1 fee of 25 basis points or less that had the highest total annual operating expense ratio. During that period, the Class A shares of the Prior Fund had a higher total annual expense ratio than the Institutional Class of shares of the Harbor Large Cap Value Fund, a lower total annual expense ratio than the Investor Class of shares of the Harbor Large Cap Value Fund and a similar total annual expense ratio to the Administrative Class of shares of the Harbor Large Cap Value Fund.

The portfolio manager was solely responsible for managing the Prior Fund beginning March 15, 2001 through July 29, 2005. The inception date for the performance period shown below is April 1, 2001, which is the first month end date following the portfolio manager taking sole responsibility for managing the Prior Fund. The performance period ends on July 29, 2005, which is the date the portfolio manager ceased managing the Prior Fund.

The historical performance of the Prior Fund is not that of any of the Harbor Funds, including Harbor Large Cap Value Fund, and is not necessarily indicative of any fund’s future results. Harbor Large Cap Value Fund’s actual performance may vary significantly from the past performance of the Prior Fund.

PRIOR FUND PERFORMANCE

	For the Periods Ended July 29, 2005:
Prior Fund*	1 Year	3 Years	Since Inception
Prior Fund performance (at net asset values)	22.22%	17.51%	10.39%
Russell 1000® Value Index	19.03	15.76	7.05

	For the Periods Ended December 31:
	2002	2003	2004
Prior Fund performance (at net asset values)	–12.82%	29.22%	18.72%
Russell 1000® Value Index	–15.52	30.03	16.49

*	This is not the performance of Harbor Large Cap Value Fund. As of July 29, 2005, the Prior Fund was composed of approximately $2.3 billion in net assets. The performance period runs from April 1, 2001 through July 29, 2005. The total annual operating expenses for the Prior Fund for the fiscal years ended October 31, 2001, 2002, 2003 and 2004 were 0.96%, 0.97%, 0.95%, and 0.91%, respectively. The Prior Fund performance does not reflect the imposition of that fund’s Class A sales load. The Harbor Large Cap Value Fund does not assess any sales loads.

The Adviser and Subadvisers

Evercore Asset Management SMID-Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Evercore Asset Management, LLC, which serves as the subadviser to Harbor SMID Value Fund. The Evercore Asset Management SMID-Cap Value composite is comprised of all fee paying accounts under discretionary management by Evercore Asset Management that have investment objectives, policies and strategies substantially similar to those of the Harbor SMID Value Fund. Evercore Asset Management has prepared and presented the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Evercore Asset Management in managing all small to mid cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor SMID Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor class shares of Harbor SMID Value Fund for the fiscal year ended October 31, 2007 were used.

The historical performance of the Evercore Asset Management SMID-Cap Value composite is not that of any of the Harbor Funds, including Harbor SMID Value Fund, and is not necessarily indicative of any fund’s future results. The Harbor SMID Value Fund commenced operations on May 1, 2007. Harbor SMID Value Fund’s actual performance may vary significantly from the past performance of the composite. While the account comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, certain of the accounts comprising the composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

EVERCORE ASSET MANAGEMENT SMID-CAP VALUE COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2007:
Evercore Asset Management SMID-Cap Value Composite*	1 Year	Since Inception
Composite net of all Institutional Class operating expenses	–12.23%	–2.61%
Composite net of all Administrative Class operating expenses	–12.45	–2.85
Composite net of all Investor Class operating expenses	–12.57	–2.98
Composite gross of all operating expenses	–11.40	–1.68
Russell 2500™ Value Index	–7.27	0.50

*	This is not the performance of the Harbor SMID Value Fund. As of December 31, 2007, the SMID-Cap Value composite was composed of 3 accounts, including the Harbor SMID Value Fund, totaling approximately $12.0 million. The inception date of the Composite was April 1, 2006.

The Adviser and Subadvisers

Pzena Global Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Pzena Investment Management, LLC, which serves as the subadviser to Harbor Global Value Fund. The Pzena Global Value composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Harbor Global Value Fund. Pzena has prepared and presented the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Pzena Investment Management in managing all global value portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Global Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor class shares of Harbor Global Value Fund for the fiscal year ended October 31, 2007 were used.

The historical performance of the Pzena Global Value composite is not that of any of the Harbor Funds, including Harbor Global Value Fund, and is not necessarily indicative of any fund’s future results. The Harbor Global Value Fund commenced operations on August 7, 2006. Harbor Global Value Fund’s actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse affect on the performance results of the composite.

PZENA GLOBAL VALUE COMPOSITE PERFORMANCE

	For the Periods Ended December 31, 2007:
Pzena Global Value Composite*	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	–10.88%	7.24%	10.03%
Composite net of all Administrative Class operating expenses	–11.11	6.98	9.76
Composite net of all Investor Class operating expenses	–11.22	6.85	9.63
Composite gross of all operating expenses	–9.96	8.30	11.11
MSCI World Index	9.04	12.75	13.20

	For the Periods Ended December 31:
	2004	2005	2006	2007
Composite net of all Institutional Class operating expenses	18.84%	16.60%	18.68%	–10.88%
Composite net of all Administrative Class operating expenses	18.55	16.32	18.40	–11.11
Composite net of all Investor Class operating expenses	18.42	16.19	18.26	–11.22
Composite gross of all operating expenses	19.98	17.73	19.83	–9.96
MSCI World Index	14.72	9.49	20.07	9.04

*	This is not the performance of the Harbor Global Value Fund. As of December 31, 2007, the Global Value composite was composed of 12 accounts, totaling approximately $1.8 billion. The inception date of the Composite was January 1, 2004.

The Adviser and Subadvisers

The Subadvisers and Fund Managers

Each fund’s investments are selected by a subadviser that is not affiliated with Harbor Capital Advisers. The following table describes each fund’s portfolio manager(s), the subadviser that employs the manager and the manager’s business experience. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds.

	PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Domestic Equity Funds	Capital Appreciation
	Spiros Segalas Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	1990	President (since 1993), Chief Investment Officer (since 1973); and Director and Founding Member of Jennison (since 1969).
	Mid Cap Growth
	Michael T. Carmen, CFA, CPA Wellington Management Company, LLP 75 State Street Boston, MA 02109	2005	Senior Vice President (since 2003), and Equity Portfolio Manager (since 1999), Wellington Management.
	Mr. Abularach assists Mr. Carmen by providing portfolio management and securities analysis for the fund.
	Mario E. Abularach, CFA Wellington Management Company, LLP	2006	Vice President and Equity Research Analyst (since 2001), Wellington Management.
	Small Cap Growth
	William Muggia Westfield Capital Management Company, LLC One Financial Center Boston, MA 02111	2000	Director, President, Chief Investment Officer and Portfolio Manager, Westfield (since 1994).
	Investment decisions are made by consensus of the Westfield Investment Committee, which is made up of Mr. Muggia, Mr. Bauernfeind, Mr. Meyers, Mr. Emerman, and the securities analysts of Westfield. Mr. Bauernfeind is Westfield’s economist and provides insight to the firm’s overall investment strategy. Mr. Meyers provides security analysis in Financials and Consumer Services; and Mr. Emerman provides security analysis in Consumer Discretionary and Consumer Staples. In addition, they assist Mr. Muggia with investment decision supervision and overall portfolio flow monitoring.
	Arthur Bauernfeind, CFA Westfield Capital Management Company, LLC	2000	Chairman, Chief Executive Officer and Portfolio Manager, Westfield (since 1990).
	Ethan Meyers, CFA Westfield Capital Management Company, LLC	2000	Senior Vice President, Senior Security Analyst and Portfolio Manager, Westfield (since 1999).
	Scott Emerman, CFA Westfield Capital Management Company, LLC	2002	Senior Security Analyst and Portfolio Manager, Westfield (since 2002).
	Small Company Growth
	Carl Wilk NorthPointe Capital LLC 101 West Big Beaver Road Suite 745 Troy, MI 48084	2006	Portfolio Manager, NorthPointe Capital (since 2002).

The Adviser and Subadvisers

	PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Domestic Equity Funds — continued	Large Cap Value
	Richard E. Helm, CFA Cohen & Steers Capital Management, Inc. 280 Park Avenue 10th Floor New York, NY 10017	2007	Senior Vice President and head the large cap value portfolio management team, Cohen & Steers (since 2005); and Senior Portfolio Manager, WM Advisors, Inc. (2001-2005).
	Mid Cap Value
	Josef Lakonishok, Ph.D. LSV Asset Management 1 North Wacker Drive Chicago, IL 60606	2004	CEO, Founding Partner and Portfolio Manager, LSV (since 1994) and William G. Karnes Professor of Finance at the College of Commerce & Business Administration at the University of Illinois at Urbana-Champaign (since 1987).
	Menno Vermeulen, CFA LSV Asset Management	2004	Portfolio Manager, Senior Quantitative Analyst, LSV (since 1995) and Partner, LSV (since 1998).
	Puneet Mansharamani LSV Asset Management	2006	Portfolio Manager (since 2006) and Quantitative Analyst (since 2000), LSV.
	SMID Value
	The Subadviser will make investment decisions for the fund using a research team approach. The research team is jointly managed by Andrew Moloff and Greg Sawers. Final authority on all portfolio investments rests with Andrew Moloff as Chief Investment Officer.
	Andrew Moloff Evercore Asset Management, LLC 55 East 52nd Street New York, NY 10055	2007	Chief Investment Officer, Portfolio Manager and Co-Founder, Evercore Asset Management (since 2005); and Head of Global Equity Research and Head of U.S. Equity Portfolio Management, Citigroup Asset Management (2002-2005).
	Greg Sawers Evercore Asset Management, LLC	2007	Chief Executive Officer, Portfolio Manager and Co-Founder, Evercore Asset Management (since 2005); and Global Head of Equity Research and Head of U.S. Equities, Credit Suisse Asset Management (2002-2005).
	Small Cap Value
	Paul Viera EARNEST Partners LLC 1180 Peachtree Street NE Suite 2300 Atlanta, GA 30309	2001	CEO, Portfolio Manager, and founder of EARNEST Partners (since 1998).

The Adviser and Subadvisers

	PORTFOLIO MANAGER(S) AND SUBADVISER	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor International Equity Funds	International
	Hakan Castegren Northern Cross Investments Limited Clarendon House 2 Church Street Hamilton, Bermuda HMDX	1987	President, Northern Cross (since 1993).
	International Growth Fund
	James Gendelman Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202	2004	Portfolio Manager and Senior Analyst, Marsico Capital (since 2000).
	Global Value
	A. Rama Krishna, CFA Pzena Investment Management LLC 120 West 45th Street 20th Floor New York, NY 10036	2006	Managing Principal and Portfolio Manager, Pzena Investment Management (since 2003) and Chief Investment Officer, Citigroup Asset Management (1998-2003).
	The Subadviser will make investment decisions for the fund using a team approach. Those primarily responsible for overseeing the fund’s investments are A. Rama Krishna, Michael Peterson and John P. Goetz, each of whom have joint decision-making responsibility and “veto authority” over any investment decision. All decisions require unanimous consent of the team; individual portfolio managers do not have any latitude to make independent portfolio decisions.
	John Goetz Pzena Investment Management LLC	2006	Managing Principal (since 1997), Portfolio Manager and Co-Chief Investment Officer (since 2005) and Director of Research (1996-2005), Pzena Investment Management.
	Michael Peterson Pzena Investment Management LLC	2006	Principal and Portfolio Manager (since 1998) and Director of Research (since 2005), Pzena Investment Management.

Your Harbor Funds Account

Choosing a Share Class

Fixed income funds managed by Harbor Capital Advisors, Inc. are offered by means of a separate prospectus. To obtain a prospectus for these fixed income funds call 1-800-422-1050.

All of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the funds’ separate share classes have different expenses, and as a result, their investment performances will differ. Please note that the administrative class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The administrative class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors	■ Limited only to eligible retirement plans and financial intermediaries	■ Available to individual and institutional investors
■ No 12b-1 fee	■ 12b-1 fee of up to 0.25% of average daily net assets	■ 12b-1 fee of up to 0.25% of average daily net assets
■ Transfer agent fee of 0.06% of the average daily net assets	■ Transfer agent fee of 0.06% of the average daily net assets	■ Transfer agent fee of 0.18% of the average daily net assets
■ $50,000 minimum investment in each fund	■ $50,000* minimum investment in each fund	■ $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

■       Funds Available:

012-Capital Appreciation

019-Mid Cap Growth

010-Small Cap Growth**

026-Small Company Growth

013-Large Cap Value

023-Mid Cap Value

028-SMID Value

022-Small Cap Value**

011-International

017-International Growth

027-Global Value

■       Funds Available:

212-Capital Appreciation

219-Mid Cap Growth

210-Small Cap Growth**

226-Small Company Growth

213-Large Cap Value

223-Mid Cap Value

228-SMID Value

222-Small Cap Value**

211-International

217-International Growth

227-Global Value

■       Funds Available:

412-Capital Appreciation

419-Mid Cap Growth

410-Small Cap Growth**

426-Small Company Growth

413-Large Cap Value

423-Mid Cap Value

428-SMID Value

422-Small Cap Value**

411-International

417-International Growth

427-Global Value

*	There is no minimum investment for qualified retirement plans and Section 457 plans.
**	Closed to new investors. See Harbor Funds’ Statement of Additional Information for exceptions.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the funds’ administrative and investor class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”), for the sale, distribution and servicing of their shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

Each fund pays Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for the funds. Harbor Services Group uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges which are assessed on a periodic basis (i.e., annually) and/or an asset based fee which is determined based upon the value of the assets maintained by the financial intermediary.

Your Harbor Funds Account

Minimum Investment Exceptions

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any fund.

Institutional Class

You may purchase Institutional Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items a, b, or c.

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of Harbor Capital Advisors and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items e, f, g or h.

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer- sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds; provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

You may purchase Administrative Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility:

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Your Harbor Funds Account

How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Harbor Small Cap Growth Fund and Harbor Small Cap Value Fund are closed to new investors. See the Statement of Additional Information for details regarding these closure policies.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

You may make up to four round trips in the same fund in a 12-month period. However, Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the fund involved. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive short-term trading or market timing activity in any fund, it may bar future purchases on a temporary or permanent basis at any time. A “round trip” is a purchase into a fund followed by a redemption out of the same fund (by any means) within a 30 day period. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico and Guam. Certain Harbor Funds also are available for sale to certain government approved pension plans in Chile and Peru.

BY MAIL

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”

If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

BY TELEPHONE Call Harbor Services Group at: 1-800-422-1050

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

BY WIRE Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply fund name, share class, account registration and account number

Open a new account

Send the completed account application to Harbor Services Group at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Call the shareholder servicing agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

Your Harbor Funds Account

How to Purchase Shares

BY INTERNET Visit our web site at: www.harborfunds.com

Add to an existing account

If your account has internet purchase privileges, you may submit an order to purchase shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

THROUGH A FINANCIAL INTERMEDIARY

You may purchase fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the shareholder servicing agent have contracted with certain intermediaries to accept and forward purchase orders to the funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

Neither Harbor Funds, Harbor Funds Distributors nor Harbor Services Group is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary after the transaction has settled, which in the case of purchases and redemptions of Harbor Funds’ shares is normally on a trade date plus one (T+1) basis.

Your Harbor Funds Account

How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges may be taxable transactions depending on the type of account, and you may realize a gain or a loss.

Class to class exchanges within the same account type are generally not taxable.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to four round trips in the same fund in a 12-month period. However, Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the fund involved. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive short-term trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. A “round trip” is a purchase into a fund followed by a redemption out of the same fund (by any means) within a 30 day period. Different restrictions may apply if you invest through an intermediary. For more information about the funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each fund and class.

BY MAIL First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the shareholder servicing agent. Indicate the name of the fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration

Neither Harbor Funds nor the shareholder servicing agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

Your Harbor Funds Account

How to Exchange Shares

BY TELEPHONE Call Harbor Services Group at: 1-800-422-1050

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

BY INTERNET Visit our web site at: www.harborfunds.com

If your account has internet exchange privileges, you may submit an order to exchange shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

THROUGH A FINANCIAL INTERMEDIARY

You may exchange fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the shareholder servicing agent have contracted with certain intermediaries to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

Neither Harbor Funds, Harbor Funds Distributors nor Harbor Services Group is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary after the transaction has settled, which in the case of purchases and redemptions of Harbor Funds’ shares is normally on a trade date plus one (T+1) basis.

Your Harbor Funds Account

How to Sell Shares

Redemptions may be taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any fund investment.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

REDEMPTION FEE

The Harbor International Fund, Harbor International Growth Fund and Harbor Global Value Fund charge a 2% redemption fee on shares that are redeemed before they have been held for 60 days.

This fee applies when shares are redeemed, by exchange to another Harbor fund or by application of the “accounts with small balances” exchange policy. The redemption fee is paid directly to the respective fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the fund. The fee ensures that short-term investors pay their share of the fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through an Automatic Withdrawal Plan; (vii) redemptions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class to another class in the same fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer’s accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the funds will carry over the redemption fee status of your shares. From time to time, the funds may waive or modify redemption fees for certain categories of investors. Each fund may modify its redemption policies at any time without giving advance notice to shareholders.

BY MAIL

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc. 111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the shareholder servicing agent. State the name of the fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Your Harbor Funds Account

How to Sell Shares

BY TELEPHONE Call Harbor Services Group at: 1-800-422-1050

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

BY INTERNET Visit our web site at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

THROUGH A FINANCIAL INTERMEDIARY

You may redeem fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the shareholder servicing agent have contracted with certain intermediaries to accept and forward redemption requests to the funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

Neither Harbor Funds, Harbor Funds Distributors nor Harbor Services Group is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary after the transaction has settled, which in the case of purchases and redemptions of Harbor Funds’ shares is normally on a trade date plus one (T+1) basis.

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the funds may restrict your ability to purchase additional shares until your identity is verified. The funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if the fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a fund prices its shares, which may affect the prices of the foreign securities held by the funds. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the funds.

Shareholder and Account Policies

Harbor Funds will limit for a period of 60 days future purchases into a fund by any investor who makes more than four round trips (as defined under “How to Purchase Shares”) in the same fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. See “Redemption Fee”. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some funds. In addition, the funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a fund. For example, a fund may refuse a purchase order if the fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the fund’s investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of the funds’ exchange limits or excessive trading policy are not deemed accepted by a fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an Automatic Purchase, Exchange or Withdrawal Plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class to another class in the same fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor Funds that invest in other Harbor Funds; (xii) involuntary redemptions of shares to pay fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the funds from excessive short-term trading activity.

For those funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of

Shareholder and Account Policies

Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a fund.

Purchase orders (including the purchase portion of an exchange) received by a financial intermediary in violation of the funds’ excessive trading policy are not deemed accepted by a fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each fund’s full portfolio holdings, are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each fund’s share price, called its net asset value, or NAV, per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4 p.m. eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the fund attributable to that class by the number of fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the funds do not transact purchase or redemption requests. However, on those days the value of a fund’s assets may be affected to the extent that the fund holds foreign securities that trade on foreign markets that are open.

Each of the funds value the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees, which may include utilizing an independent pricing service. A fund may use fair- value pricing if the value of some or all of the fund’s securities have been materially affected by events occurring before the fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means the fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the funds’ net asset values are determined. As a result, at least some of the international funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international funds calculate their net asset values.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to make sure that your check has cleared.

Shareholder and Account Policies

■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming fund, either totally or partially by an in-kind redemption of securities (instead of cash) from the applicable fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

Shareholders seeking to establish accounts in the Institutional Class of shares with amounts that are below the $50,000 minimum required investment and not eligible for an exemption or waiver of the minimums will automatically be invested in the Investor Class of shares. If your account balance falls below the required minimum investment for the respective Class due to redemptions, the shareholder servicing agent may ask that the account be increased. If your account balance is not increased within 60 days, the shareholder servicing agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of the respective fund’s Investor Class and reserves the right to redeem, in full, shares of the Investor Class if the resulting Investor Class account balance does not satisfy the Investor Class minimum account size.

S TATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the shareholder servicing agent regarding any errors or discrepancies.

The funds produce financial reports, which include a list of each of the funds’ portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor otherwise by contacting a shareholder servicing agent, the funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a shareholder servicing agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after Harbor receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

Shareholder and Account Policies

Each Fund Distributes Substantially all of its Income and Gains

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same fund unless you elect otherwise.

This prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. The Harbor Capital Appreciation Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Company Growth Fund, Mid Cap Value Fund, SMID Value Fund, Small Cap Value Fund, International Growth Fund and Harbor Global Value Fund expect distributions to be primarily from capital gain. The Harbor Large Cap Value Fund and International Fund expect distributions to be from both capital gain and income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the funds’ statement of additional information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional fund shares.

Generally, you should avoid investing in a fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, the fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange fund shares you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January each fund will send you information about the fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any fund investment.

Neither Harbor Funds nor the shareholder servicing agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Shareholder and Account Policies

NORMAL DIVIDEND DISTRIBUTION SCHEDULE FOR ALL SHARE CLASSES

	Annually	Semi-Annually
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	X
Harbor Mid Cap Growth Fund	X
Harbor Small Cap Growth Fund	X
Harbor Small Company Growth Fund	X
Harbor Large Cap Value Fund		X
Harbor Mid Cap Value Fund	X
Harbor SMID Value Fund	X
Harbor Small Cap Value Fund	X
INTERNATIONAL EQUITY FUNDS
Harbor International Fund	X
Harbor International Growth Fund	X
Harbor Global Value Fund	X

Investor Services

Harbor Funds Provides a Variety of Services to Manage your Account

If you already have a Harbor Funds account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for in transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The shareholder servicing agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the shareholder servicing agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, neither Harbor Funds, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

TRA NSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TE LEPHONE SERVICES

1-800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor Funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, neither Harbor Funds, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

RET IREMENT ACCOUNTS

For information on establishing retirement accounts, please call 1-800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■

Other Retirement Plans — The Harbor Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

Investor Services

Shareholders participating in an automatic investment plan, systematic exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic/systematic plans without notice to participating shareholders.

Your automatic investment plan, systematic exchange plan, systematic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current fund, and shares represented by such reinvested dividends will not be exchanged.

If you already have a Harbor Funds account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form or you may download the form from our web site at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our web site by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future systematic investment plan purchases.

By using the automatic investment or systematic exchange plans, you are purchasing shares of a fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

SYSTEMATIC EXCHANGE PLAN

You may automatically exchange between Harbor Funds either monthly or quarterly. The fund being exchanged out of and exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

SYSTEMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DI VIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one fund in shares of another fund provided you have opened an account in the other fund and have satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which is the same as the ex-dividend date. Purchases are credited to your account on this date.

Financial Highlights

The financial highlights table is intended to help you understand the funds’ financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[7]	Total Distributions
DOMESTIC EQUITY FUNDS
HARBOR CAPITAL APPRECIATION FUND
Institutional Class
October 31, 2007	$32.65	$.14 [c]	$6.23	$6.37	$(.07)	$—	$(.07)
October 31, 2006	31.02	.07 [c]	1.59	1.66	(.03)	—	(.03)
October 31, 2005	26.81	.13 [c]	4.19	4.32	(.11)	—	(.11)
October 31, 2004	25.21	.02 [c]	1.63	1.65	(.05)	—	(.05)
October 31, 2003	21.04	.05 [c]	4.16	4.21	(.04)	—	(.04)
Administrative Class
October 31, 2007	$32.47	$.06 [c]	$6.20	$6.26	$—	$—	$—
October 31, 2006	30.90	.05 [c]	1.52	1.57	—	—	—
October 31, 2005	26.77	—	4.23	4.23	(.10)	—	(.10)
October 31, 2004	25.21	—	1.59	1.59	(.03)	—	(.03)
October 31, 2003	21.04	.04 [c]	4.17	4.21	(.04)	—	(.04)
Investor Class
October 31, 2007	$32.31	$.01 [c]	$6.16	$6.17	$—	$—	$—
October 31, 2006	30.79	(.02)[c]	1.54	1.52	—	—	—
October 31, 2005	26.65	.05 [c]	4.11	4.16	(.02)	—	(.02)
October 31, 2004	25.12	(.05)[c]	1.58	1.53	—	—	—
October 31, 2003	21.04	—	4.11	4.11	(.03)	—	(.03)
HARBOR MID CAP GROWTH FUND
Institutional Class
October 31, 2007	$7.59	$.03 [c]	$2.59	$2.62	$(.02)	$(.03)	$(.05)
October 31, 2006	7.31	—	1.13	1.13	—	(.85)	(.85)
October 31, 2005[1]	6.15	(.03)[c]	1.19	1.16	—	—	—
October 31, 2004	5.96	—	.19	.19	—	—	—
October 31, 2003	4.14	(.03)[c]	1.85	1.82	—	—	—
Administrative Class
October 31, 2007	$7.57	$.01 [c]	$2.57	$2.58	$(.01)	$(.03)	$(.04)
October 31, 2006	7.31	— [c]	1.11	1.11	—	(.85)	(.85)
October 31, 2005	6.15	—	1.16	1.16	—	—	—
October 31, 2004	5.96	(.04)[c]	.23	.19	—	—	—
October 31, 2003	4.14	(.02)[c]	1.84	1.82	—	—	—
Investor Class
October 31, 2007	$7.52	$.02 [c]	$2.53	$2.55	$—	$(.03)	$(.03)
October 31, 2006	7.28	(.01)[c]	1.10	1.09	—	(.85)	(.85)
October 31, 2005	6.15	(.04)[c]	1.17	1.13	—	—	—
October 31, 2004	5.96	.01 [c]	.18	.19	—	—	—
October 31, 2003	4.14	(.02)[c]	1.84	1.82	—	—	—
HARBOR SMALL CAP GROWTH FUND
Institutional Class
October 31, 2007	$13.69	$(.07)[c]	$2.55	$2.48	$—	$(1.22)	$(1.22)
October 31, 2006	13.00	—	1.74	1.74	—	(1.05)	(1.05)
October 31, 2005	12.82	(.06)[c]	1.07	1.01	—	(.83)	(.83)
October 31, 2004	12.05	—	.77	.77	—	—	—
October 31, 2003	8.65	(.04)[c]	3.44	3.40	—	—	—
Administrative Class
October 31, 2007	$13.57	$(.14)[c]	$2.56	$2.42	$—	$(1.22)	$(1.22)
October 31, 2006	12.92	(.03)[c]	1.73	1.70	—	(1.05)	(1.05)
October 31, 2005	12.78	(.07)[c]	1.04	.97	—	(.83)	(.83)
October 31, 2004	12.05	(.02)[c]	.75	.73	—	—	—
October 31, 2003	8.65	(.02)[c]	3.42	3.40	—	—	—
Investor Class
October 31, 2007	$13.47	$(.16)[c]	$2.53	$2.37	$—	$(1.22)	$(1.22)
October 31, 2006	12.85	(.02)[c]	1.69	1.67	—	(1.05)	(1.05)
October 31, 2005	12.74	(.09)[c]	1.03	.94	—	(.83)	(.83)
October 31, 2004	12.02	.02 [c]	.70	.72	—	—	—
October 31, 2003	8.65	(.06)[c]	3.43	3.37	—	—	—

See page 58 for notes to the Financial Highlights.

The information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the funds’ financial statements, are incorporated by reference in the SAI, both of which are available upon request.

Net Asset Value End of Period	Total Return		Net Assets End of Period (000s)	Ratio of Operating Expenses to Average Net Assets (%)[8]		Ratio of Operating Expenses Not Imposed to Average Net Assets (%)	Ratio of Operating Expenses Net of All Offsets to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	Portfolio Turnover (%)

$38.95	19.55%[d]		$8,723,355.67%[c]			.01%	.66%[c]		.38%[c]	69%
32.65	5.35	[d]	7,882,712.67		[c]	—	.67	[c]	.25 [c]	71
31.02	16.14	[d]	7,187,988.68		[c]	—	.68	[c]	.44 [c]	69
26.81	6.54	[d]	6,497,130.67		[c]	.01	.67	[c]	.09 [c]	67
25.21	20.04	[d]	6,338,120.71		[c]	.01	.71	[c]	.24 [c]	64

$38.73	19.28%[d]		$294,586.92%[c]			.01%	.92%[c]		.13%[c]	69%
32.47	5.08	[d]	207,852.92		[c]	—	.92	[c]	—	71
30.90	15.84	[d]	123,018.92		[c]	—	.92	[c]	(.13)[c]	69
26.77	6.32	[d]	11,775.92		[c]	.01	.92	[c]	(.18)[c]	67
25.21	20.04	[d]	850.94		[c]	.01	.94	[c]	(.09)[c]	64

$38.48	19.10%[d]		$830,840	1.04%[c]		.01%	1.04%[c]		(.01)%[c]	69%
32.31	4.94	[d]	562,859	1.07	[c]	—	1.07	[c]	(.15)[c]	71
30.79	15.62	[d]	304,676	1.10	[c]	—	1.10	[c]	(.10)[c]	69
26.65	6.09	[d]	101,372	1.10	[c]	.01	1.10	[c]	(.35)[c]	67
25.12	19.55	[d]	40,475	1.13	[c]	.01	1.13	[c]	(.29)[c]	64

$10.16	34.71%[d]		$271,736.89%[c]			.02%	.89%[c]		.36%[c]	107%
7.59	16.30	[d]	110,633.94		[c]	.12	.94	[c]	(.30)[c]	131
7.31	18.86	[d]	53,447.95		[c]	.20	.95	[c]	(.48)[c]	177
6.15	3.19	[d]	49,275.98		[c]	.14	.98	[c]	(.65)[c]	77
5.96	44.31	[d]	25,743	1.20	[c]	.58	1.20	[c]	(.95)[c]	114

$10.11	34.31%[d]		$74,885	1.14%[c]		.02%	1.14%[c]		.14%[c]	107%
7.57	15.99	[d]	46,402	1.18	[c]	.12	1.18	[c]	(.58)[c]	131
7.31	18.86	[d]	14	1.18	[c]	.20	1.18	[c]	(.67)[c]	177
6.15	3.19	[d]	1	1.23	[c]	.08	1.23	[c]	(.90)[c]	77
5.96	44.31	[d]	6	1.40	[c]	.63	1.40	[c]	(1.13)[c]	114

$10.04	34.08%[d]		$152,935	1.27%[c]		.02%	1.27%[c]		(.06)%[c]	107%
7.52	15.77	[d]	6,782	1.32	[c]	.12	1.32	[c]	(.69)[c]	131
7.28	18.37	[d]	1,737	1.38	[c]	.20	1.38	[c]	(.87)[c]	177
6.15	3.19	[d]	891	1.38	[c]	.18	1.38	[c]	(1.06)[c]	77
5.96	44.31	[d]	209	1.40	[c]	.81	1.40	[c]	(1.13)[c]	114

$14.95	19.65%[d]		$648,885.82%[c]			.02%	.82%[c]		(.52)%[c]	50%
13.69	14.17	[d]	633,956.82		[c]	—	.82	[c]	(.35)[c]	55
13.00	7.83	[d]	635,132.84		[c]	—	.84	[c]	(.40)[c]	69
12.82	6.39	[d]	709,318.83		[c]	.02	.83	[c]	(.48)[c]	54
12.05	39.31	[d]	631,734.93		[c]	.02	.93	[c]	(.61)[c]	83

$14.77	19.35%[d]		$39,877	1.07%[c]		.01%	1.07%[c]		(.77)%[c]	50%
13.57	13.93	[d]	48,525	1.07	[c]	—	1.07	[c]	(.60)[c]	55
12.92	7.52	[d]	40,916	1.09	[c]	—	1.09	[c]	(.66)[c]	69
12.78	6.06	[d]	8,074	1.08	[c]	.01	1.08	[c]	(.73)[c]	54
12.05	39.31	[d]	4,482	1.16	[c]	.02	1.16	[c]	(.83)[c]	83

$14.62	19.11%[d]		$42,755	1.20%[c]		.01%	1.20%[c]		(.90)%[c]	50%
13.47	13.77	[d]	47,263	1.22	[c]	—	1.22	[c]	(.74)[c]	55
12.85	7.31	[d]	32,440	1.27	[c]	—	1.27	[c]	(.83)[c]	69
12.74	5.90	[d]	26,527	1.25	[c]	.02	1.25	[c]	(.91)[c]	54
12.02	39.08	[d]	12,279	1.36	[c]	.02	1.36	[c]	(1.03)[c]	83

Financial Highlights — Continued

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[7]	Total Distributions
DOMESTIC EQUITY FUNDS - Continued
HARBOR SMALL COMPANY GROWTH FUND
Institutional Class
October 31, 2007	$10.18	$(.03)		$1.48	$1.45	$—	$—	$—
October 31, 2006[2]	10.00	—		.18	.18	—	—	—
Administrative Class
October 31, 2007	$10.16	$(.03)		$1.44	$1.41	$—	$—	$—
October 31, 2006[2]	10.00	(.01)[c]		.17	.16	—	—	—
Investor Class
October 31, 2007	$10.15	$(.09)		$1.49	$1.40	$—	$—	$—
October 31, 2006[2]	10.00	(.02)[c]		.17	.15	—	—	—
HARBOR LARGE CAP VALUE FUND
Institutional Class
October 31, 2007[3]	$18.79	$.41	[c]	$2.54	$2.95	$(.26)	$(.28)	$(.54)
October 31, 2006	16.63	.22	[c]	2.13	2.35	(.19)	—	(.19)
October 31, 2005	15.00	.16	[c]	1.63	1.79	(.16)	—	(.16)
October 31, 2004	13.52	.14	[c]	1.45	1.59	(.11)	—	(.11)
October 31, 2003	11.43	.11	[c]	2.11	2.22	(.13)	—	(.13)
Administrative Class
October 31, 2007[3]	$18.77	$.20	[c]	$2.69	$2.89	$(.21)	$(.28)	$(.49)
October 31, 2006	16.62	.16	[c]	2.14	2.30	(.15)	—	(.15)
October 31, 2005	14.99	.14	[c]	1.61	1.75	(.12)	—	(.12)
October 31, 2004	13.52	.08	[c]	1.50	1.58	(.11)	—	(.11)
October 31, 2003	11.43	.15	[c]	2.07	2.22	(.13)	—	(.13)
Investor Class
October 31, 2007[3]	$18.70	$.19	[c]	$2.67	$2.86	$(.18)	$(.28)	$(.46)
October 31, 2006	16.58	.14	[c]	2.12	2.26	(.14)	—	(.14)
October 31, 2005	14.96	.07	[c]	1.64	1.71	(.09)	—	(.09)
October 31, 2004	13.49	.10	[c]	1.43	1.53	(.06)	—	(.06)
October 31, 2003	11.43	.10	[c]	2.07	2.17	(.11)	—	(.11)
HARBOR MID CAP VALUE FUND
Institutional Class
October 31, 2007	$13.26	$.17	[c]	$.49	$.66	$(.12)	$(.37)	$(.49)
October 31, 2006	11.90	.13	[c]	1.65	1.78	(.13)	(.29)	(.42)
October 31, 2005	11.09	.14	[c]	1.68	1.82	(.05)	(.96)	(1.01)
October 31, 2004[4]	10.06	.02	[c]	1.01	1.03	—	—	—
October 31, 2003	8.33	.01	[c]	1.72	1.73	—	—	—
Administrative Class
October 31, 2007	$13.24	$.20	[c]	$.42	$.62	$(.11)	$(.37)	$(.48)
October 31, 2006	11.90	.10	[c]	1.66	1.76	(.13)	(.29)	(.42)
October 31, 2005	11.09	.04	[c]	1.76	1.80	(.04)	(.95)	(.99)
October 31, 2004[4]	10.06	.02	[c]	1.01	1.03	—	—	—
October 31, 2003	8.33	—		1.73	1.73	—	—	—
Investor Class
October 31, 2007	$13.22	$.18	[c]	$.43	$.61	$(.09)	$(.37)	$(.46)
October 31, 2006	11.88	.12		1.62	1.74	(.11)	(.29)	(.40)
October 31, 2005	11.09	.07		1.71	1.78	(.04)	(.95)	(.99)
October 31, 2004[4]	10.06	(.01)		1.04	1.03	—	—	—
October 31, 2003	8.33	(.01)		1.74	1.73	—	—	—
HARBOR SMID VALUE FUND
Institutional Class
October 31, 2007[5]	$10.00	$.06	[c]	$(1.18)	$(1.12)	$—	$—	$—
Administrative Class
October 31, 2007[5]	$10.00	$.05	[c]	$(1.18)	$(1.13)	$—	$—	$—
Investor Class
October 31, 2007[5]	$10.00	$.04	[c]	$(1.18)	$(1.14)	$—	$—	$—

See page 58 for notes to the Financial Highlights.

Net Asset Value End of Period	Total Return		Net Assets End of Period (000s)	Ratio of Operating Expenses to Average Net Assets (%)[8]		Ratio of Operating Expenses Not Imposed to Average Net Assets (%)	Ratio of Operating Expenses Net of All Offsets to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$11.63	14.24%[d]		$15,110.87%[c]			.74%	.87%[c]		(.29)%[c]		92%
10.18	1.80	[b,d]	7,559.92		[a,c]	2.19	.92	[a,c]	(.38)[a,c]		53 [b]

$11.57	13.88%[d]		$2,522	1.11%[c]		.75%	1.11%[c]		(.56)%[c]		92%
10.16	1.60	[b,d]	1,016	1.18	[a,c]	2.19	1.18	[a,c]	(.58)[a,c]		53 [b]

$11.55	13.79%[d]		$1,594	1.25%[c]		.74%	1.25%[c]		(.68)%[c]		92%
10.15	1.50	[b,d]	1,172	1.31	[a,c]	2.19	1.31	[a,c]	(.71)[a,c]		53 [b]

$21.20	15.93%[d]		$211,985.68%[c]			.04%	.68%[c]		1.24%[c]		114%
18.79	14.23	[d]	596,888.68		[c]	—	.68	[c]	1.23	[c]	31
16.63	11.90	[d]	546,624.70		[c]	—	.70	[c]	1.01	[c]	24
15.00	11.79	[d]	352,917.68		[c]	.02	.68	[c]	1.10	[c]	19
13.52	19.56	[d]	202,159.77		[c]	.01	.77	[c]	.94	[c]	25

$21.17	15.62%[d]		$6,706.93%[c]			.05%	.93%[c]		1.04%[c]		114%
18.77	13.93	[d]	8,352.93		[c]	—	.93	[c]	.95	[c]	31
16.62	11.66	[d]	5,577.95		[c]	—	.95	[c]	.77	[c]	24
14.99	11.69	[d]	4,515.92		[c]	.03	.92	[c]	.86	[c]	19
13.52	19.56	[d]	5.93		[c]	.01	.93	[c]	.66	[c]	25

$21.10	15.49%[d]		$124,942	1.06%[c]		.03%	1.06%[c]		.90%[c]		114%
18.70	13.73	[d]	284,948	1.08	[c]	—	1.08	[c]	.82	[c]	31
16.58	11.54	[d]	162,862	1.10	[c]	—	1.10	[c]	.70	[c]	24
14.96	11.34	[d]	16,452	1.10	[c]	.03	1.10	[c]	.68	[c]	19
13.49	19.13	[d]	6,682	1.17	[c]	.01	1.17	[c]	.34	[c]	25

$13.43	4.97%[d]		$78,346.95%[c]			.07%	.95%[c]		1.52%[c]		21%
13.26	15.43	[d]	26,630.95		[c]	.51	.95	[c]	1.45	[c]	18
11.90	16.92	[d]	15,744.95		[c]	.93	.95	[c]	1.27	[c]	20
11.09	10.36	[d]	10,354	1.02	[c]	1.08	1.02	[c]	.23	[c]	152
10.06	20.77	[d]	7,959	1.20	[c]	1.15	1.20	[c]	.15	[c]	67

$13.38	4.68%[d]		$434	1.20%[c]		.08%	1.19%[c]		1.29%[c]		21%
13.24	15.17	[d]	184	1.18	[c]	.51	1.18	[c]	1.22	[c]	18
11.90	16.88	[d]	81	1.18	[c]	.93	1.18	[c]	.96	[c]	20
11.09	10.36	[d]	2	—	[g]	—	—	[g]	—	[g]	152
10.06	20.77	[d]	—	—	[g]	—	—	[g]	—	[g]	67

$13.37	4.60%[d]		$5,908	1.33%[c]		.08%	1.33%[c]		1.17%[c]		21%
13.22	15.00%[d]		5,832	1.32	[c]	.51	1.32	[c]	1.06	[c]	18
11.88	16.65	[d]	1,612	1.38	[c]	.93	1.38	[c]	.88	[c]	20
11.09	10.24	[d]	268	1.39	[c]	1.53	1.39	[c]	(.15)[c]		152
10.06	20.77	[d]	46	1.39	[c]	1.38	1.39	[c]	(.16)[c]		67

$8.88	(11.20)%[b,d]		$1,196.95%[a,c]			2.66%	.95%[a,c]		1.19%[c]		22%[b]

$8.87	(11.30)%[b,d]		$887	1.20%[a,c]		2.64%	1.20%[a,c]		.94%[c]		22%[b]

$8.86	(11.40)%[b,d]		$915	1.33%[a,c]		2.64%	1.33%[a,c]		.80%[c]		22%[b]

Financial Highlights — Continued

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[7]	Total Distributions	Proceeds from Redemption Fees
DOMESTIC EQUITY FUNDS - Continued
HARBOR SMALL CAP VALUE FUND
Institutional Class
October 31, 2007	$21.24	$.11	[c]	$1.68	$1.79	$(.02)	$(.49)	$(.51)	N/A
October 31, 2006	19.50	.03	[c]	2.04	2.07	(.02)	(.31)	(.33)	N/A
October 31, 2005	16.58	.01	[c]	3.00	3.01	—	(.09)	(.09)	N/A
October 31, 2004	13.88	—		2.70	2.70	—	—	—	N/A
October 31, 2003	9.99	(.01)[c]		3.90	3.89	—	—	—	N/A
Administrative Class
October 31, 2007	$21.17	$.04	[c]	$1.68	$1.72	$—	$(.49)	$(.49)	N/A
October 31, 2006	19.46	(.02)[c]		2.04	2.02	—	(.31)	(.31)	N/A
October 31, 2005	16.57	(.01)[c]		2.99	2.98	—	(.09)	(.09)	N/A
October 31, 2004	13.88	.02	[c]	2.67	2.69	—	—	—	N/A
October 31, 2003	9.99	(.02)[c]		3.91	3.89	—	—	—	N/A
Investor Class
October 31, 2007	$20.99	$(.03)[c]		$1.71	$1.68	$—	$(.49)	$(.49)	N/A
October 31, 2006	19.33	(.09)[c]		2.06	1.97	—	(.31)	(.31)	N/A
October 31, 2005	16.50	(.01)[c]		2.93	2.92	—	(.09)	(.09)	N/A
October 31, 2004	13.87	—		2.63	2.63	—	—	—	N/A
October 31, 2003	9.99	(.02)[c]		3.90	3.88	—	—	—	N/A
INTERNATIONAL EQUITY FUNDS
HARBOR INTERNATIONAL FUND
Institutional Class
October 31, 2007	$60.14	$1.22	[c]	$21.44	$22.66	$(1.46)	$(1.88)	$(3.34)	$—	[h]
October 31, 2006	47.50	.86	[c]	14.03	14.89	(1.03)	(1.22)	(2.25)	—	[h]
October 31, 2005	39.37	.63	[c]	8.21	8.84	(.56)	(.15)	(.71)	—	[h]
October 31, 2004	34.55	.39	[c]	5.50	5.89	(.51)	(.56)	(1.07)	—	[h]
October 31, 2003	26.69	.47	[c]	8.27	8.74	(.34)	(.54)	(.88)	—	[h]
Administrative Class
October 31, 2007	$59.85	$1.24	[c]	$21.13	$22.37	$(1.35)	$(1.88)	$(3.23)	$—	[h]
October 31, 2006	47.31	.79	[c]	13.92	14.71	(.95)	(1.22)	(2.17)	—	[h]
October 31, 2005	39.25	.58	[c]	8.13	8.71	(.50)	(.15)	(.65)	—	[h]
October 31, 2004	34.49	37	[c]	5.41	5.78	(.46)	(.56)	(1.02)	—	[h]
October 31, 2003	26.69	.61	[c]	8.06	8.67	(.33)	(.54)	(.87)	—	[h]
Investor Class
October 31, 2007	$59.60	$1.23	[c]	$20.97	$22.20	$(1.29)	$(1.88)	$(3.17)	$—	[h]
October 31, 2006	47.13	.83	[c]	13.74	14.57	(.88)	(1.22)	(2.10)	—	[h]
October 31, 2005	39.12	.51	[c]	8.08	8.59	(.43)	(.15)	(.58)	—	[h]
October 31, 2004	34.43	.34	[c]	5.36	5.70	(.45)	(.56)	(1.01)	—	[h]
October 31, 2003	26.69	.47	[c]	8.14	8.61	(.33)	(.54)	(.87)	—	[h]
HARBOR INTERNATIONAL GROWTH FUND
Institutional Class
October 31, 2007	$12.62	$.18	[c]	$4.74	$4.92	$(.04)	$—	$(.04)	$—	[h]
October 31, 2006	9.76	.03	[c]	2.86	2.89	(.03)	—	(.03)	—	[h]
October 31, 2005	8.42	.08	[c]	1.33	1.41	(.07)	—	(.07)	—	[h]
October 31, 2004[6]	7.92	.04	[c]	.54	.58	(.08)	—	(.08)	—	[h]
October 31, 2003	6.74	.07	[c]	1.14	1.21	(.03)	—	(.03)	—	[h]
Administrative Class
October 31, 2007	$12.60	$.14	[c]	$4.73	$4.87	$(.01)	$—	$(.01)	$—	[h]
October 31, 2006	9.75	.08	[c]	2.78	2.86	(.01)	—	(.01)	—	[h]
October 31, 2005	8.42	.07	[c]	1.31	1.38	(.05)	—	(.05)	—	[h]
October 31, 2004[6]	7.92	.01	[c]	.57	.58	(.08)	—	(.08)	—	[h]
October 31, 2003	6.74	.03	[c]	1.18	1.21	(.03)	—	(.03)	—	[h]
Investor Class
October 31, 2007	$12.58	$.11	[c]	$4.74	$4.85	$—	$—	$—	$—	[h]
October 31, 2006	9.74	.04	[c]	2.81	2.85	(.01)	—	(.01)	—	[h]
October 31, 2005	8.41	.05	[c]	1.32	1.37	(.04)	—	(.04)	—	[h]
October 31, 2004[6]	7.92	.04	[c]	.52	.56	(.07)	—	(.07)	—	[h]
October 31, 2003	6.74	.04	[c]	1.17	1.21	(.03)	—	(.03)	—	[h]

See page 58 for notes to the Financial Highlights.

Net Asset Value End of Period	Total Return		Net Assets End of Period (000s)	Ratio of Operating Expenses to Average Net Assets (%)[8]		Ratio of Operating Expenses Not Imposed to Average Net Assets (%)	Ratio of Operating Expenses Net of All Offsets to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$22.52	8.52%[d]		$1,554,756.83%[c]			.01%	.83%[c]		.44%[c]		14%
21.24	10.72	[d]	1,928,482.83			—	.83	[c]	.19	[c]	27
19.50	18.22	[d]	1,592,120.83			—	.83	[c]	.13	[c]	20
16.58	19.45	[d]	449,467.84		[c]	.01	.84	[c]	(.13)[c]		12
13.88	38.94	[d]	159,380.94		[c]	.30	.94	[c]	(.25)[c]		13

$22.40	8.21%[d]		$59,224	1.08%[c]		.01%	1.08%[c]		.18%[c]		14%
21.17	10.48	[d]	57,301	1.08		—	1.08	[c]	(.06)[c]		27
19.46	18.05	[d]	36,787	1.08		—	1.08	[c]	(.08)[c]		20
16.57	19.38	[d]	1,911.93		[c]	.01	.93	[c]	(.24)[c]		12
13.88	38.94	[d]	3	1.18	[c]	.30	1.18	[c]	(.59)[c]		13

$22.18	8.08%[d]		$105,377	1.21%[c]		.01%	1.21%[c]		.06%[c]		14%
20.99	10.28	[d]	138,916	1.23		—	1.23	[c]	(.22)[c]		27
19.33	17.76	[d]	182,697	1.26		—	1.26	[c]	(.27)[c]		20
16.50	18.96	[d]	23,987	1.25	[c]	.01	1.25	[c]	(.53)[c]		12
13.87	38.84	[d]	1,290	1.29	[c]	.30	1.29	[c]	(.57)[c]		13

$79.46	39.37%[d]		$25,126,599.81%[c]			.01%	.81%[c]		1.63%[c]		13%
60.14	32.46	[d]	15,767,303.85		[c]	—	.85	[c]	1.60	[c]	12
47.50	22.63	[d]	10,265,053.87		[c]	—	.87	[c]	1.42	[c]	13
39.37	17.26	[d]	7,567,123.86		[c]	.01	.86	[c]	1.25	[c]	12
34.55	33.69	[d]	5,449,385	89	[c]	.01	.89	[c]	1.83	[c]	21

$78.99	39.00%[d]		$392,772	1.06%[c]		.01%	1.06%[c]		1.40%[c]		13%
59.85	32.16	[d]	169,594	1.10	[c]	—	1.10	[c]	1.35	[c]	12
47.31	22.35	[d]	82,247	1.12	[c]	—	1.12	[c]	1.27	[c]	13
39.25	16.96	[d]	27,727	1.11	[c]	.01	1.11	[c]	1.11	[c]	12
34.49	33.42	[d]	5,808	1.14	[c]	.01	1.14	[c]	1.90	[c]	21

$78.63	38.84%[d]		$2,455,093	1.19%[c]		.01%	1.19%[c]		1.25%[c]		13%
59.60	31.94	[d]	879,695	1.24		—	1.24	[c]	1.23	[c]	12
47.13	22.10	[d]	384,703	1.30		—	1.30	[c]	1.02	[c]	13
39.12	16.76	[d]	185,474	1.29	[c]	.01	1.29	[c]	.92	[c]	12
34.43	33.20	[d]	59,472	1.31	[c]	.01	1.31	[c]	1.46	[c]	21

$17.50	39.05%[d]		$958,090.88%[c]			.01%	.88%[c]		1.38%[c]		113%
12.62	29.71	[d]	520,470.98		[c]	—	.98	[c]	.79	[c]	100
9.76	16.82	[d]	153,439	1.00	[c]	—	1.00	[c]	.87	[c]	183
8.42	7.32	[d]	139,148.93		[c]	.05	.93	[c]	.48	[c]	216
7.92	18.07	[d]	231,523.98		[c]	.01	.98	[c]	.91	[c]	234

$17.46	38.69%[d]		$257	1.13%[c]		.01%	1.12%[c]		1.19%[c]		113%
12.60	29.40	[d]	128	1.23	[c]	—	1.23	[c]	.67	[c]	100
9.75	16.46	[d]	43	1.24	[c]	—	1.24	[c]	.57	[c]	183
8.42	7.31	[d]	29	1.19	[c]	.05	1.19	[c]	.37	[c]	216
7.92	18.07	[d]	—	—	[g]	— [g]	—	[g]	—	[g]	234

$17.43	38.55%[d]		$47,690	1.25%[c]		.01%	1.25%[c]		1.03%[c]		113%
12.58	29.29	[d]	23,726	1.37	[c]	—	1.37	[c]	.56	[c]	100
9.74	16.31	[d]	6,772	1.39	[c]	.02	1.39	[c]	.35	[c]	183
8.41	7.04	[d]	3,128	1.39	[c]	.04	1.39	[c]	.32	[c]	216
7.92	18.02	[d]	383	1.40	[c]	.01	1.40	[c]	.49	[c]	234

Financial Highlights — Continued

		Income From Investment Operations				Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[7]	Total Distributions	Proceeds from Redemption Fees
INTERNATIONAL EQUITY FUNDS - Continued
HARBOR GLOBAL VALUE FUND
Institutional Class
October 31, 2007	$10.83	$.18	[c]	$.13	$.31	$(.04)	$(.02)	$(.06)	$—	[h]
October 31, 2006	10.00	.03	[c]	.80	.83	—	—	—	—	[h]
Administrative Class
October 31, 2007	$10.83	$.18	[c]	$.09	$.27	$(.03)	$(.02)	$(.05)	$—	[h]
October 31, 2006	10.00	.06	[c]	.77	.83	—	—	—	—	[h]
Investor Class
October 31, 2007	$10.82	$.18	[c]	$.09	$.27	$(.03)	$(.02)	$(.05)	$—	[h]
October 31, 2006	10.00	.04	[c]	.78	.82	—	—	—	—	[h]
1	Effective September 20, 2005, Harbor Mid Cap Growth Fund appointed Wellington Management Company, LLP as its Subadviser.
2	For the period February 1, 2006 (inception) through October 31, 2006.
3	Effective June 19, 2007, Harbor Large Cap Value Fund appointed Cohen & Steers Capital Management, Inc. as its subadviser.
4	Effective September 30, 2004, Harbor Mid Cap Value Fund appointed LSV Asset Management as its Subadviser.
5	For the period May 1, 2007 (inception) through October 31, 2007.
6	Effective March 1, 2004, Harbor International Growth Fund appointed Marsico Capital Management, LLC as its Subadviser.
7	Includes both short-term and long-term capital gains.
8	Percentage does not reflect reduction for credit balance arrangements from custodian.
a	Annualized.
b	Unannualized.
c	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
d	The total returns would have been lower had certain expenses not been waived during the periods shown.
e	Dividend expense from investments sold short.
f	Interest expense for swap agreements.
g	Assets in this class were too small to incur any income or expense.
h	Less than $.01.

Net Asset Value End of Period	Total Return		Net Assets End of Period (000s)	Ratio of Operating Expenses to Average Net Assets (%)[8]		Ratio of Operating Expenses Not Imposed to Average Net Assets (%)	Ratio of Operating Expenses Net of All Offsets to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$11.08	2.89%[d]		$109,071	1.00%[c]		.05%	1.00%[c]		1.71%[c]		38%
10.83	8.30	[b,d]	13,011	1.00	[a,c]	2.41	1.00	[a,c]	1.53	[a,c]	5	[b]

$11.05	2.56%[d]		$1,553	1.25%[c]		.11%	1.25%[c]		1.34%[c]		38%
10.83	8.30	[b,d]	1,118	1.25	[a,c]	2.41	1.25	[a,c]	1.81	[a,c]	5	[b]

$11.04	2.52%[d]		$2,108	1.38%[c]		.10%	1.38%[c]		1.24%[c]		38%
10.82	8.20	[b,d]	1,764	1.38	[a,c]	2.41	1.38	[a,c]	1.48	[a,c]	5	[b]

Harbor Funds Details

Harbor Funds Ticker Symbols and CUSIP Numbers

Share prices are available on our web site at www.harborfunds.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

Fixed income funds managed by Harbor Capital Advisors, Inc. are offered by means of a separate prospectus. To obtain a prospectus for these fixed income funds call 1-800-422-1050 or visit our web site at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	012	HACAX	411511504
Administrative Class	212	HRCAX	411511827
Investor Class	412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	019	HAMGX	411511876
Administrative Class	219	HRMGX	411511793
Investor Class	419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	010	HASGX	411511868
Administrative Class	210	HRSGX	411511769
Investor Class	410	HISGX	411511777
Harbor Small Company Growth Fund
Institutional Class	026	HGSCX	411511496
Administrative Class	226	HSGRX	411511470
Investor Class	426	HSGIX	411511488
Harbor Large Cap Value Fund
Institutional Class	013	HAVLX	411511603
Administrative Class	213	HRLVX	411511751
Investor Class	413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	023	HAMVX	411511835
Administrative Class	223	HRMVX	411511728
Investor Class	423	HIMVX	411511736
Harbor SMID Value Fund
Institutional Class	028	HASMX	411511421
Administrative Class	228	HRSMX	411511439
Investor Class	428	HISMX	411511413
Harbor Small Cap Value Fund
Institutional Class	022	HASCX	411511843
Administrative Class	222	HSVRX	411511710
Investor Class	422	HISVX	411511694
INTERNATIONAL EQUITY FUNDS
Harbor International Fund
Institutional Class	011	HAINX	411511306
Administrative Class	211	HRINX	411511652
Investor Class	411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	017	HAIGX	411511801
Administrative Class	217	HRIGX	411511637
Investor Class	417	HIIGX	411511629
Harbor Global Value Fund
Institutional Class	027	HAGVX	411511447
Administrative Class	227	HRGVX	411511454
Investor Class	427	HIGVX	411511462

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our web site at www.harborfunds.com.

Harbor’s Privacy Statement

We recommend that you read and retain this notice for your personal files

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors. Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc.

These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312.443.4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

05/2008/140,000

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	1.800.422.1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.EF